UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 10.3%
Automobiles 0.9%
Harley-Davidson, Inc.	146,300	10,309,761
Toyota Motor Corp. (ADR)	239,220	32,129,638

		42,439,399
Hotels Restaurants & Leisure 2.0%
Hilton Hotels Corp.	605,560	21,134,044

McDonald's Corp.	1,570,960	69,640,657

		90,774,701
Media 3.0%
Comcast Corp. "A"*	458,880	19,424,390
Grupo Televisa SA (ADR)	416,940	11,261,549
McGraw-Hill Companies, Inc.	199,300	13,556,386
News Corp. "A"	1,684,980	36,193,371
Omnicom Group, Inc.	344,640	36,028,666
Walt Disney Co.	639,810	21,926,289

		138,390,651
Multiline Retail 1.9%
Federated Department Stores, Inc.	582,520	22,211,487
J.C. Penney Co., Inc.	819,230	63,375,633

		85,587,120
Specialty Retail 1.5%
Best Buy Co., Inc.	549,380	27,024,002
Staples, Inc.	1,534,300	40,965,810

		67,989,812
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.*	1,113,790	47,848,418
Consumer Staples 9.1%
Beverages 2.4%
PepsiCo, Inc.	1,752,250	109,603,237
Food & Staples Retailing 1.3%
Walgreen Co.	1,272,230	58,382,635
Food Products 0.6%
Dean Foods Co.*	716,760	30,304,613
Household Products 4.1%
Procter & Gamble Co.	2,900,540	186,417,706
Tobacco 0.7%
Altria Group, Inc.	372,940	32,005,711
Energy 9.8%
Energy Equipment & Services 0.8%
Cameron International Corp.*	734,130	38,945,596
Oil, Gas & Consumable Fuels 9.0%
ExxonMobil Corp.	1,188,228	91,053,912
Marathon Oil Corp.	664,460	61,462,550
Occidental Petroleum Corp.	2,249,590	109,847,480
Sunoco, Inc.	387,560	24,168,242
Total SA (ADR) (a)	1,065,920	76,660,966
Valero Energy Corp.	953,270	48,769,293

		411,962,443
Financials 21.8%
Capital Markets 7.2%
Bank of New York Co., Inc.	2,618,770	103,100,975
Mellon Financial Corp.	708,200	29,850,630
Merrill Lynch & Co., Inc.	757,300	70,504,630
Morgan Stanley	558,460	45,475,398
The Goldman Sachs Group, Inc.	167,910	33,472,859
UBS AG (Registered)	764,280	46,109,012

		328,513,504

Commercial Banks 5.4%
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	340,370	31,640,795
Wachovia Corp.	1,773,480	100,999,686
Wells Fargo & Co.	3,259,620	115,912,087

		248,552,568
Diversified Financial Services 4.0%
Bank of America Corp.	2,938,356	156,878,827
Moody's Corp.	392,180	27,083,951

		183,962,778
Insurance 5.2%
American International Group, Inc.	2,348,440	168,289,210
Loews Corp.	441,580	18,312,323
MetLife, Inc.	895,420	52,838,734

		239,440,267
Health Care 12.0%
Biotechnology 0.5%
Amgen, Inc.*	356,880	24,378,473
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	2,147,900	99,641,081
C.R. Bard, Inc.	461,660	38,303,930

		137,945,011
Health Care Providers & Services 2.7%
McKesson Corp.	710,710	36,032,997
UnitedHealth Group, Inc.	1,113,790	59,843,936
WellPoint, Inc.*	317,510	24,984,862

		120,861,795
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.*	1,515,020	68,615,256
Pharmaceuticals 4.3%
Abbott Laboratories	272,990	13,297,343
AstraZeneca PLC (ADR)	240,590	12,883,595
Johnson & Johnson	643,620	42,491,792
Novartis AG (ADR)	935,890	53,757,522
Sanofi-Aventis (ADR)	258,320	11,926,634
Wyeth	1,239,000	63,089,880

		197,446,766
Industrials 11.4%
Aerospace & Defense 3.0%
Boeing Co.	395,170	35,106,903
Honeywell International, Inc.	2,042,150	92,386,866
United Technologies Corp.	167,310	10,460,221

		137,953,990
Electrical Equipment 1.5%
Emerson Electric Co.	1,524,040	67,194,924
Industrial Conglomerates 5.0%
General Electric Co.	4,904,010	182,478,212
Tyco International Ltd.	1,573,550	47,835,920

		230,314,132
Machinery 1.6%
Caterpillar, Inc.	826,900	50,713,777

PACCAR, Inc.	357,585	23,207,266

		73,921,043
Road & Rail 0.3%
Hertz Global Holdings, Inc.*	674,230	11,724,860
Information Technology 15.2%
Communications Equipment 4.3%
Cisco Systems, Inc.*	6,395,790	174,796,941
QUALCOMM, Inc.	546,240	20,642,409

		195,439,350
Computers & Peripherals 2.2%
Apple Computer, Inc.*	351,370	29,810,231
Hewlett-Packard Co.	861,980	35,504,956
International Business Machines Corp.	267,050	25,943,908
Network Appliance, Inc.*	273,930	10,759,970

		102,019,065
Internet Software & Services 0.7%
eBay, Inc.*	1,009,250	30,348,148
IT Services 1.8%
Automatic Data Processing, Inc.	1,454,240	71,621,320
Paychex, Inc.	289,580	11,449,993

		83,071,313
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc.	2,110,980	38,947,581
ASML Holding NV (NY Registered Shares)*	848,260	20,892,644

		59,840,225
Software 4.9%
Adobe Systems, Inc.*	938,080	38,573,850
Autodesk, Inc.*	924,180	37,392,323
Electronic Arts, Inc.*	294,830	14,847,639
Microsoft Corp.	3,275,640	97,810,610
Symantec Corp.*	1,837,090	38,303,326

		226,927,748
Materials 3.0%
Chemicals 1.3%
Monsanto Co.	1,160,930	60,983,653
Metals & Mining 0.9%
Rio Tinto PLC (ADR)	197,427	41,951,263
Paper & Forest Products 0.8%
Weyerhaeuser Co.	523,660	36,996,579
Telecommunication Services 3.6%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	2,917,900	104,314,925
Telus Corp.	552,430	24,677,048

		128,991,973
Wireless Telecommunication Services 0.8%
American Tower Corp. "A"* (a)	925,380	34,498,166
Utilities 3.3%
Electric Utilities 2.3%
Allegheny Energy, Inc.*	708,020	32,505,198
Entergy Corp.	379,980	35,079,754

Exelon Corp.	663,840	41,085,058

		108,670,010
Independent Power Producers & Energy Traders 1.0%
TXU Corp.	826,740	44,817,575

Total Common Stocks (Cost $3,887,820,776)		4,566,032,477
Exchange Traded Funds 0.3%
SPDR Trust, Series 1 (a) (Cost $16,392,128)	115,100	16,308,519
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $17,109,600)	17,109,600	17,109,600
Cash Equivalents 0.5%
Cash Management QP Trust, 5.46% (d) (Cost $21,828,486)	21,828,486	21,828,486
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,943,150,990)	100.7	4,621,279,082
Other Assets and Liabilities, Net	(0.7)	(33,143,386)

Net Assets	100.0	4,588,135,696

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $16,658,724 which is 0.4% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007